TAXATION (Schedule of Income Taxes Expenses Included in Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current taxes	$ 3,555	$ 2,121	$ 1,224
Deferred taxes	(2,013)	(1,628)	81
Taxes with respect to previous years	4	(168)	138
Total	$ 1,546	$ 325	$ 1,443